UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08025

GLOBAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Global Income Fund, Inc.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of Fiscal Year End: 12/31

Date of Reporting Period: 3/31/12

Item 1.  Schedule of Investments

GLOBAL INCOME FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2012
(Unaudited)

Shares		Cost	Value
	COMMON STOCKS (55.30%)
	REAL ESTATE (1.79%)
	Property Management (1.79%)
	United States (1.79%)
33,000	CBRE Group, Inc.	$665,511	$658,680

	REAL ESTATE INVESTMENT TRUSTS (53.51%)
	Diversified (7.44%)
	United Kingdom (0.41%)
19,900	British Land Company plc ADR (a)	151,441	151,240

	United States (7.03%)
25,000	Annaly Capital Management, Inc.	389,938	395,500
55,000	Chimera Investment Corp.	157,713	155,650
19,000	Douglas Emmett, Inc.	424,737	433,390
33,000	MFA Financial, Inc.	248,408	246,510
5,500	Public Storage	720,926	759,935
7,000	Vornado Realty Trust	581,904	589,400
		2,523,626	2,580,385
	Total Diversified	2,675,067	2,731,625

	Healthcare Facilities (4.59%)
	United States (4.59%)
13,000	HCP, Inc.	532,938	512,980
12,000	Health Care REIT, Inc.	659,514	659,520
9,000	Ventas, Inc.	513,344	513,900
		1,705,796	1,686,400

	Hotel/Motel (0.98%)
	United States (0.98)
22,000	Host Hotels & Resorts, Inc.	351,943	361,240

	Industrial (7.34%)
	United States (7.34%)
45,000	CubeSmart	530,356	535,500
27,000	Extra Space Storage Inc.	735,639	777,330
19,000	ProLogis	658,547	684,380
14,000	Sovran Self Storage, Inc.	682,549	697,620
		2,607,091	2,694,830

	Mortgage Investment (0.53%)
	United States (0.53%)
11,100	Invesco Mortgage Capital Inc.	193,327	195,915

	Office (5.17%)
	United States (5.17%)
7,000	Boston Properties Inc.	734,002	734,930
15,000	Kilroy Realty Corp.	673,849	699,150
13,000	Liberty Property Trust	453,805	464,360
		1,861,656	1,898,440

	Residential (10.77%)
	United States (10.77%)
15,000	Apartment Investment and Management Company	389,893	396,150
4,000	AvalonBay Communities, Inc.	554,230	565,400
22,000	Education Realty Trust, Inc.	231,461	238,480
9,000	Equity Residential	536,562	563,580
4,500	Essex Property Trust, Inc.	663,284	681,795
9,000	Post Properties, Inc.	407,770	421,740
19,000	Senior Housing Properties Trust	419,689	418,950
25,000	UDR, Inc.	649,237	667,750
		3,852,126	3,953,845

	Retail (16.69%)
	Australia (0.41%)
8,200	Westfield Group ADR (a)	151,352	150,017

	United States (16.28%)
35,000	CBL & Associates Properties, Inc.	621,320	662,200
25,000	DDR Corp.	373,470	365,000
7,000	Federal Realty Investment Trust	677,453	677,530
15,000	General Growth Properties, Inc.	247,913	254,850
35,000	Kimco Realty Corp.	653,509	674,100
11,000	PS Business Parks, Inc.	697,380	720,940
11,000	Regency Centers Corp.	487,338	489,280
9,000	SL Green Realty Corp.	702,435	697,950
4,500	Simon Property Group, Inc.	632,329	655,560
5,300	Taubman Centers, Inc.	374,337	386,635
15,000	Weingarten Realty Investors	394,980	396,450
		5,862,464	5,980,495
	Total Retail	6,013,816	6,130,512

	Total real estate investment trusts	19,260,822	19,652,807

	Total common stocks	19,926,333	20,311,487

	CLOSED END FUNDS (8.17%)
	United States (8.17%)
8,716	AllianceBernstein Income Fund, Inc.	68,526	71,384
93,020	Alpine Global Premier Properties Fund	578,359	604,630
68,408	BlackRock Credit Allocation Income Trust I, Inc.	619,817	677,923
21,027	BlackRock Credit Allocation Income Trust II, Inc.	216,273	220,994
1,383	BlackRock Credit Allocation Income Trust III, Inc.	15,735	15,531
48,291	Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	601,266	772,656
54,437	Nuveen Diversified Dividend and Income Fund	541,844	638,546

	Total closed end funds	2,641,820	3,001,664

	CLOSED END FUND BUSINESS DEVELOPMENT COMPANIES (5.13%)
	United States (5.13%)
9,005	Capital Southwest Corp.	840,996	851,423
108,757	MCG Capital Corp.	654,701	462,217
87,203	NGP Capital Resources Co.	672,148	571,180

	Total closed end fund business development companies	2,167,845	1,884,820

	PREFERRED STOCKS (1.51%)
	United States (1.51%)
4,000	BAC Capital Trust II, 7.00%	100,000	99,760
17,834	Corporate-Backed Trust Certificate, 8.20% (Motorola)	445,850	452,984

	Total preferred stocks	545,850	552,744

	TIME DEPOSIT (24.76%)
Principal Amount	United States (24.76%)
9,093,070	State Street Euro Dollar Time Deposit 0.01%, 4/2/12	9,093,070	9,093,070

	Total investments (94.87%)	$34,374,918	34,843,785

	Cash and other assets in excess of liabilities (5.13%)		1,885,331

	Net assets (100.00%)		$36,729,116

	(a) The company is organized as a real estate investment trust as defined by the laws of its country of domicile.

	ADR American Depositary Receipt

	REIT Real Estate Investment Trust

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary markets is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Fund may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a bond dealer that offers pricing services.  Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by CEF Advisers, Inc., the Fund’s Investment Manager, under the direction of or pursuant to procedures established by the Fund’s Board of Directors, called “fair value pricing.”  Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Fair Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•
Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default  rates, and similar data.

•	Level 3 – unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock). Equity securities traded on a national securities exchange or market generally are stated normally at the official closing price, last sales price or, if no sale has occurred, at the closing bid price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Debt securities. The fair value of debt securities is estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most debt securities may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

The flowing is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s assets carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common Stocks
Real Estate - Property Management
United States	$658,680	$-	$-	$658,680
Real Estate Investment Trusts
Diversified
United Kingdom	151,240	-	-	151,240
United States	2,580,385	-	-	2,580,385
Healthcare Facilities
United States	1,686,400	-	-	1,686,400
Hotel/Motel
United States	361,240	-	-	361,240
Industrial
United States	2,694,830	-	-	2,694,830
Mortgage Investment
United States	195,915	-	-	195,915
Office
United States	1,898,440	-	-	1,898,440
Residential
United States	3,953,845	-	-	3,953,845
Retail
Australia	150,017	-	-	150,017
United States	5,980,495	-	-	5,980,495
Closed End Funds
United States	3,001,664	-	-	3,001,664
Closed End Fund Business Development Companies
United States	1,884,820	-	-	1,884,820
Preferred Stocks
United States	552,744	-	-	552,744
Time Deposit
United States	-	9,093,070	-	9,093,070
Total investments, at value	$25,750,715	$9,093,070	$-	$34,843,785

There were no transfers between level 1 and level 2 during the three months ended March 31, 2012.

Cost for Federal Income Tax Purposes
At March 31, 2012, for federal income tax purposes the aggregate cost of securities was $34,374,918 and net unrealized depreciation was $468,867, comprised of gross unrealized appreciation of $808,743 and gross unrealized depreciation of $339,876.

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments which could adversely affect the value of such securities.  Moreover, securities in foreign issuers and markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Fund, Inc.

By: /s/ Mark C. Winmill
Mark C. Winmill, President

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark C. Winmill
Mark C. Winmill, President

Date: May 29, 2012

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 29, 2012

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)